March 22, 2006
Jeffrey P. Riedler
Assistant Director
Division of Corporation Finance
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	RAM Holdings Ltd.
Registration Statement on Form S-1, filed February 10, 2006
File No. 333-131763
Dear Mr. Riedler:
     This letter is being submitted in response to the comments given by the Staff of the Division of Corporation Finance of the United States Securities and Exchange Commission (the “Staff”) set forth in your letter dated March 8, 2006 to Richard Lutenski, Chief Financial Officer of RAM Holdings Ltd. (the “Company”), with respect to the above-referenced registration statement (the “Registration Statement”). We are authorized by the Company to provide the responses contained in this letter on behalf of the Company.
     Where indicated below, requested changes have been included in Amendment No. 1 to the Registration Statement (the “Amendment No. 1”), which is being filed simultaneously with this response.
     We appreciate the effort that went into the Staff’s comments, which we have considered carefully and respond to below. For your convenience, we set forth each comment from your comment letter in bold typeface and include the Company’s response below it. All page references are to pages of the clean version of Amendment No. 1, which includes the Prospectus as revised.

     In connection with our response, we are submitting the following materials:
1.	Five revised, clean courtesy copies of Amendment No. 1; and

2.	Five courtesy copies of Amendment No. 1, marked to show changes from the document filed on February 10, 2006.
General
1.	Please note that where we provide examples to illustrate what we mean by our comments, they are examples and not exhaustive lists. If our comments are applicable to portions of the filing that we have not cited as examples, make the appropriate changes in accordance with our comments.
     The Company acknowledges your comment. Where appropriate, conforming revisions have been made to the Registration Statement in accordance with your comments.
2.	In your response letter, please state our comment and then explain each change that has been made in response to a comment. In addition, you should also reference each page number in which disclosure has been revised in response to a comment so that we can easily place your revised disclosure in its proper context.
     The Company has set forth each comment from your comment letter in bold typeface and has included the Company’s response below it. In addition, we have indicated in our response letter the page number(s) of the clean version of Amendment No. 1 where the revised disclosure can be found.
3.	Please file as promptly as possible all exhibits required by the Exhibit Table provided in Item 601(a) of Regulation S-K. We note, for example, that you have not filed the opinion or consent of your legal counsel, along with other exhibits. Please note that we may have comments on these materials once they are filed.
     The Company has now filed a substantial majority of the exhibits with Amendment No. 1 and will file any remaining exhibits as promptly as is practicable.
4.	Please complete all of the blank sections of your filing prior to filing the next amendment. In particular, we note that you have left the Use of Proceeds sections with blanks, which makes it difficult for us to comment on your disclosure.
     The Company respectfully submits that the blanks in the Use of Proceeds sections and all other blanks through the Form S-1 will be filled in prior to effectiveness. Specifically, the Use of Proceeds sections are complete other than with respect to information that cannot be completed until the price range is disclosed. Concurrent with the filing of the amendment that includes the price range, the blanks in the Use of Proceeds sections will be filled in.
5.	Please provide us proofs of all graphic, visual or photographic information you will provide in the printed prospectus prior to its use, for example in a preliminary prospectus. Please note we may have comments regarding this material.
     The Company does not presently intend to include in its prospectus graphic, photographic or artistic material. If such intention changes, the Company will provide the Staff with copies of all such graphic, photographic or artistic materials prior to printing and use of its prospectus.
6.	Please note that when you file a pre-effective amendment containing pricing-related information, we may have additional comments. As you are likely aware, you must file this amendment prior to circulating the prospectus.
     The Company notes your comment and will include such information in a subsequent pre-effective amendment to the Registration Statement.
7.	Please note that when you file a pre-effective amendment that includes your price range, it must be bone fide. We interpret this to mean that your range may not exceed $2 if you price below $20 and 10% if you price above $20.
     The Company notes the Staff’s comment and respectfully informs the Staff that the price range that the Company will include in a future pre-effective amendment to the Registration Statement will comply with the Staff’s interpretation of a bona fide range.
8.	In the registration statement, you have included disclosure that describes your company and its products in flattering or otherwise positive terms. As a few examples only, on page 1 you state that the company has “low loss experience,” derives income from “high quality” investments, and refer to “demonstrated successes” These descriptive words and phrases are not appropriate for the registration statement and you should limit your description of the company to facts that can be observed and/or measured. Please review the registration statement and revise or delete any such descriptions that cannot be substantiated.
     The Registration Statement has been amended to reflect the Staff’s comment. See pages 1, 2, 3, 4, 52, 53, 54 and 60 of Amendment No. 1.
9.	We note that you have included a glossary of terms in the prospectus. While we do not object to the inclusion of a glossary, the forepart of the disclosure should be written in clear and simple language that will not require reference to the glossary frequently. Please revise the Summary and Risk Factors to provide adequate narration of terms so that investors can understand the forepart of the prospectus without reliance on the glossary.
     The Registration Statement has been amended to reflect the Staff’s comment. See pages 1, 2, 3, 4, 9, 13, 14 and 17 of Amendment No. 1.
Our Company, page 1
10.	The use of “compound annual growth rates” is inappropriate without balanced, accompanying disclosure, in the context of such compounded rates, of the actual rates of growth on a year to year basis. An explanation of “compound annual growth rates” should be provided which clearly discloses the nature of the term and that such term should not be confused with growth rates on a year to year basis. Any anomalies in annual growth rates or other factors affecting the compounded rates should also be discussed. In this regard, we are of the opinion that such disclosure is inappropriate in the Summary and should only be cross referenced to more detailed disclosure elsewhere in the registration statement. Supplementally provide us with the computation of the compound annual growth rates used. We may have further comment upon receipt of your response.
     The Registration Statement has been amended to delete all references to compound annual growth rates. See pages 1, 3, 52 and 53 of Amendment No. 1.
Risk Factors, p. 9
General
11.	Please consider whether you need a risk factor relating to the fact that you are only in one line of insurance and any risks associated with the lack of diversity in insurance lines.
     The Registration Statement has been amended to include a new risk factor on page 10 of Amendment No. 1.
The size of our capital base..., p. 10
12.	This risk factor appears to address a number of different factors and you should consider whether these factors warrant separate risk factors. The risk factor heading refers to capital base, but the body of the risk factor discusses other advantages of competitors and pricing issues, among other things. Please consider whether competition warrants a separate pricing issue, as may the potential for pricing competition.

     The Registration Statement has been amended to revise the risk factor regarding the size of the Company’s capital base and to include a new risk factor regarding pricing competition. See pages 10 and 11 of Amendment No. 1.
We could be adversely affected by the loss of one or more..., p. 11
13.	Please disclose the alternatives the company would face if it lost a key executive. Please also disclose the existence of employment agreements with your key employees and whether any key employee has any current plans to leave the company.
     The Registration Statement has been amended to reflect the Staff’s comment. See page 11 of Amendment No. 1.
Our ability to conduct business may be adversely affected..., p. 11
14.	Please disclose the alternatives the company would face if key employees lost their work permits. If the company would be forced to relocate operations out of Bermuda, please briefly describe the consequences of such a move for investors.
     The Registration Statement has been amended to reflect the Staff’s comment. See page 12 of Amendment No. 1.
We rely to a significant degree on the underwriting decisions..., p. 11
15.	Please explain what you mean by “inclusion parameters.” If the inclusion parameters reflect any underwriting criteria, then it appears that reinsurance you issue would already reflect your underwriting criteria under your treaties, even if you cannot reject them.
     The Registration Statement has been amended to explain what is meant by “inclusion parameters.” See page 12 of Amendment No. 1. In addition, the Company respectfully advises that although we generally have the right to exclude certain categories of issues and to update our exclusion list on a periodic basis (typically quarterly or monthly), we do not have the right to impose detailed underwriting criteria in our treaties.
Several of our founding shareholders..., p. 15
16.	Please explain the types of conflicts of interests you have in mind with this risk factor. Please also describe the types of actions these shareholders might take that are adverse to the company and shareholders, respectively.
     The Registration Statement has been amended to reflect the Staff’s comment. See page 16 of Amendment No. 1.

Critical Accounting Policies
Loss and Loss Expense Reserves, page 33
17.	We believe your disclosure in Management’s Discussion and Analysis regarding the reserve for loss and loss adjustment expense could be improved to better explain the judgments and uncertainties surrounding this estimate and the potential impact on your financial statements. We believe that disclosure explaining the likelihood that material different amounts would be reported under different conditions or using different assumptions is consistent with the objective of MD&A. Please revise your MD&A to include the following information for each line of business:
•	Please disclose the reserve accrued as of the latest balance sheet date presented. The total of these amounts should agree to the amount presented on the balance sheet.

•	Because your unallocated reserve estimates are more imprecise, please provide the amount of unallocated reserve separately from case reserves for each line of business.

•	Expand your disclosure to discuss how the relative size and credit risk of your in-force portfolio and the rating agencies’ views of credit quality affect the unallocated reserve balance.

•	Include quantified and narrative disclosure of the impact that reasonably likely changes in one or more of the variables (i.e. assumptions used) would have on reported results, financial position and liquidity. In providing these disclosures please identify the assumptions, including the key assumptions, which are used in deriving your estimate of the loss reserves.
     The Registration Statement has been amended to reflect the Staff’s comment. See pages 33 and 34 of Amendment No. 1. Specifically, the revised disclosure in Management’s Discussion and Analysis includes: (i) tabular disclosure of total reserves on the balance sheet; (ii) tabular disclosure of unallocated and case reserves; (iii) discussion inclusive of how the size of the Company’s portfolio, credit risk, and rating agency views affect unallocated reserves; and (iv) quantified and narrative disclosure of impacts of various changes in conditions on reserve amounts and the accompanying impact on results, financial position and liquidity.
Valuation of Derivative Financial Instruments, page 33
18.	We note from page 36 that during 2005 you modified and refined certain elements of the model used to estimate the fair value of your assumed credit default swaps exposure. Please clarify what elements were modified and refined, whether these or other elements were modified and refined in the past and whether it is reasonably likely for these or other elements to change in the future.

     The Registration Statement has been amended to expand and clarify the discussion under the Critical Accounting Policies section of the Company’s Management Discussion and Analysis. See page 35 of Amendment No. 1. Furthermore, the indices that we refer to in the Management Discussion and Analysis are the DJ iTraxx CDS Index, developed in 2004, and the CDS.NA.IG index, the final portfolio for which was constructed in 2005. These indices, due to their recent development, were not previously available to us.
Premium Revenue Recognition, page 35
19.	We note that you record premiums on a one month lag due to the timing of receipt of the information from the ceding companies. We believe your disclosure in Management’s Discussion and Analysis regarding the estimate of assumed premium on your business could be improved to explain the judgments and uncertainties surrounding this estimate and the potential impact on your financial statements.
a.	Please tell us and disclose your assumed premium estimate, including the amount of any estimate for commission and related expenses and the amount included in premium receivable related to the estimate.

b.	Discuss the key assumptions used to arrive at management’s best estimate of the assumed premium and what specific factors led management to believe this amount is the most realistic.
     The Registration Statement has been amended to provide additional discussion regarding the reporting lag. See page 36 of Amendment No. 1. The Company respectfully notes that it is recording actual premium and related expenses (including ceding commission and excise taxes) on a one-month lag and, therefore do not estimate their recorded written premiums or related expenses.
20.	We note from your disclosure that you recognize upfront premiums over the life of an issue which may extend 30 years or more. We also note that it appears that you predominately write one year reinsurance contracts. To helps us understand your revenue recognition accounting policy please tell us and disclose how risks attach to your reinsurance contracts for both quota share and facultative policies and why recognizing the upfront premiums over the life of an issue is appropriate.
     The Registration Statement has been amended to provide expanded disclosure under the Critical Accounting Policies section of the Company’s Management Discussion and Analysis. See page 36 of Amendment No. 1. The Company respectfully notes that all of its reinsurance is provided on a quota share or proportional basis. Treaty and facultative reinsurance are two forms of reinsurance distinguished as follows: treaty reinsurance is an agreement pursuant to which the primary insurer agrees to cede, and the reinsurer agrees to assume, all of the defined obligations underwritten by the primary over a period of time, typically one year. Facultative reinsurance is reinsurance that is separately negotiated for each specific obligation and cession.
Contractual Obligations, page 43
21.	We note that the interest on long term debt is not included in the contractual obligation table. It appears that the interest payments represent future legal obligations of the Company. The purpose of Financial Reporting Release 67 is to obtain enhanced disclosure concerning a registrant’s contractual payment obligations and the exclusion of ordinary course items would be inconsistent with the objective of the Item 303(a)(5) of Regulation S-K. Please revise the table accordingly.
     The Registration Statement has been amended to reflect the Staff’s comment. See page 43 of Amendment No. 1.
22.	We note that the undiscounted losses and loss expense reserve was $16.3 million as of September 30, 2005. We also note that credits included in the Category 4 portion of your Watch List had a par of $61.6 million as of September 30, 2005. We would have expected the undiscounted losses and loss expense reserve to approximate the par included in the Category 4 portion of your Watch List. Please explain to us the difference between the Category 4 portion of your Watch List and what you include in the contractual obligation table as undiscounted losses and loss expense reserve.
     The Company respectfully notes that the Watch List credits are reported at the total outstanding par value of the various obligations which represent the Company’s total exposure on these credits. Loss and loss adjustment expense reserves as included in the contractual obligations table reflect the estimated future liabilities that will result from defaulted obligations. This estimate takes account of specific case reserves that are estimates of defaults, and recoveries pursuant to the salvage and subrogation rights which are granted to insurers under the terms of insurance policies as well as unallocated reserves. It is typical that actual losses are a small fraction of the total outstanding par exposure of the obligation as most defaults are either temporary or occur with substantial collateral value. Losses and claims payments tend to be infrequent (relative to property-casualty insurance, for example) due to the investment grade nature of the borrowers or securities underlying insured obligations and losses given default are generally a small fraction of total exposure.
Business, p. 51
23.	Please file each material treaty and/or other agreement that you have with your customers as exhibits to the registration statement. In addition, in the

Business section you should provide a summary of the material terms for each agreement.
     The Company respectfully submits that its treaty agreements with customers are ordinary course agreements of the type that ordinarily accompanies the reinsurance business and no such treaty is a contract upon which the Company’s business is substantially dependent. As disclosed on pages 9 and 10 of the Registration Statement, the Company’s business is substantially dependent on the small number of primary financial guarantee insurers who constitute its customers. However, the Company has typically entered into more than one reinsurance agreement with each such customer and is not substantially dependent on any one of these agreements. Specifically, the Company has annually entered into quota share treaties with Ambac Assurance Corporation, Financial Security Assurance, Inc. and MBIA Insurance Corporation (“MBIA”) covering obligations over the annual period, and the annual earned premiums generated by the currently in-force treaties are not significant to the Company. The Company has entered into separate facultative reinsurance agreements with many of its customers covering specific risks but no facultative arrangement constitutes a contract upon which the Company’s business is substantially dependent. For the year ended December 31, 2005, the Company had $42.6 million of earned premiums, of which only $3.5 million, or approximately 8.2%, was derived from all of its treaties and agreements written in 2005. Additional earned premiums from quota share treaty customers continue to be generated by quota share treaties from a number of prior years, each of which has been terminated on a run-off basis and is not individually significant to the Company. Therefore, with two exceptions, the Company submits that its treaties and agreements are not material contracts required to be filed as exhibits to its Registration Statement under Regulation S-K Item 601(a)(10) as they fall within the exception set forth in sub-clause (ii) thereof. The exceptions relate to the reinsurance treaties that the Company has with its shareholder, MBIA, which are being filed as related party agreements as discussed in the response to Comment No. 26 below.
Principal and selling shareholders, p. 85
24.	Please disclose how the selling shareholders received their shares.
     The Registration Statement has been amended to reflect the Staff’s comment. See page 86 of Amendment No. 1.
25.	For each non-public entity listed in the table, please disclose the natural person that has voting control over the shares listed.
     The Registration Statement has been amended to reflect the Staff’s comment. See pages 86, 87 and 88 of Amendment No. 1.

Certain relationships and related party transactions, p. 88
26.	Item 404 of Regulation S-K requires that you file any material agreements discussed in this section, such as the MBIA agreement, as exhibits to the registration statement. Please file any such agreements.
     With Amendment No. 1 to its Registration Statement, the Company has filed the following agreements with its current shareholder, MBIA Insurance Corporation: (i) Investment Advisory and Management Services Agreement (Exhibit 10.21) , (ii) Comprehensive Automatic Treaty Reinsurance Agreement (Exhibit 10.22) and (iii) Financial Guaranty Facultative Reinsurance Agreement (Exhibit 10.23). Although it is expected that MBIA will sell all of its common shares of the Company in the offering and will cease to be a related party following the completion of the offering, the Company acknowledges that it is appropriate to include these specific agreements in light of the fact that MBIA is its only customer and service provider that is also a shareholder at the time of the proposed offering. Concurrent with the filing of Amendment No. 1, the Company has submitted a confidential treatment request to the Commission with respect to certain commercial or financial information included in the agreements listed in clauses (ii) and (iii) above. As a result, the relevant portions of those exhibits have been blocked out and the Exhibit index in the Registration Statement contains the appropriate legend. The Company appreciates the Commission’s prompt response to its confidentiality request.
Combined Audited Financial Statements
27.	Please provide updated financial statements and financial information throughout the filing pursuant to Rule 3-12 of Regulation S-X.
     The Registration Statement has been revised to include the financial statements of the Company for the year ended December 31, 2005 (F pages) and financial information throughout the Registration Statement has been updated accordingly.
Combined Statements of Cash Flows, page F-7
28.	Please revise your combined statement of cash flows for all periods presented to report the effect of exchange rate changes on cash balances held in foreign currencies as a separate part of the reconciliation of the change in cash and cash equivalent during the period in accordance with paragraph 25 of SFAS 95.
     The Registration Statement has been amended to reflect the Staff’s comment. See page F-8 of Amendment No. 1. Specifically, the Company has updated the statement of cash flows as requested and respectfully notes that it had previously not prepared the statement in this manner due to its judgment that the impact of exchange rate changes was immaterial.
Notes to Combined Financial Statements
Note 2. Significant Accounting Policies
(f) Losses and loss adjustment expenses, page F-9
29.	We have read your disclosures regarding the accounting policy for losses and loss adjustment expenses and we have the following comments:
•	Please clarify how the unallocated reserves are calculated. It is unclear how the net par outstanding interacts with the loss reserve factor.

•	Please clarify how the loss factor is determined and how it is risk adjusted to reflect the risk of RAM Re’s outstanding par.

•	In your revised disclosure please link how the unallocated reserve and case reserve are established and your statement that the reserves cover the present value of the ultimate liability for claims.

•	Please reconcile your statement on page 33 regarding the fact that unallocated reserves are based on amounts established by primary insurers and your discussion in the footnotes regarding the establishment of the unallocated loss reserves.

•	Please tell us the basis for the guidelines imposed on the allocation between case reserves and unallocated reserves and why you believe this appropriate under US GAAP.

•	Please expand your disclosure to state how the unallocated reserve balance and case reserve balance is affected once a loss is incurred. In addition please reconcile the amounts recorded as incurred losses and loss adjustment expenses in the combined statements of operations and what you disclose as ‘total incurred’ in your SOP 94-5 rollforward on page F-17.
     The Registration Statement has been amended to reflect the Staff’s comment. See pages F-10 and F-11 of Amendment No. 1. The Company has expanded and clarified the disclosures to address each of the bullet points above except as noted below. The Company believes that the prevailing U.S. GAAP guidance for establishing loss and loss adjustment expense reserves is FAS 60 which requires management’s best estimate to be established as a loss reserve. The Company has followed this guidance in the establishment of total loss reserves, and has additionally put internal guidelines in place as disclosed addressing the procedures followed to determine that the total best estimate continues to be based upon expected loss experience over the long term and is not overly influenced by one short term development on one loss. As to the last request in the final bullet point, the Company has re-labeled “total incurred” in the referenced roll forward on page F-19 to “total additions to case reserve” so as to clarify that item and to highlight that this is not the equivalent of incurred losses and loss adjustment expenses in the statement of operations.
(g) Derivative Instruments, page F-10
30.	We note from your disclosure that you reinsure derivative instruments. To help us better understand your accounting policy please tell us the following:
•	What are the general terms of your credit default swap reinsurance contracts?

•	What type of reinsurance is provided (e.g. quota share or facultative)?

•	Do you assume the fair value volatility reported by the cedants or do you determine the fair value based on your own methodology and assumptions?

•	Please explain to us why a reinsurance contract should be accounted for as a derivative instrument.

•	If this is a reinsurance contract please tell us why it is appropriate under SFAS 60 and SFAS 113 to assume fair value volatility. In this regard the scope of SFAS 113 applies to all enterprises to which SFAS 60 applies, SFAS 60 applies to, amongst other insurance enterprises, property and liability insurance enterprises and the definition of a property and liability insurance enterprise is an enterprise that protects against (a) damage to, or loss of property caused by various perils, such as fire and theft, or (b) legal liability resulting from injuries to other persons or damage to their property. It is unclear how the assumption of fair value volatility meets the definition of what a property and liability insurance enterprise protects against. We have presumed that you are a property and liability insurance enterprise as we are aware for statutory purposes direct financial guarantors file as property and liability insurance enterprises in the United States.
     The Company respectfully submits that it accepts certain risks and exposures which, while considered by management to be reinsurance in substance, do not meet the definition of reinsurance for US GAAP purposes.
     The insurance policies involving credit derivatives that are typically reinsured are policies issued by a ceding company to a Special Purpose Entity (“SPE”) that has sold credit protection under a credit default swap (“CDS”). The CDS generally references a pool of securities or loans, requires payment by the SPE in the event that losses exceed a specified deductible, and from an underwriting standpoint they replicate the risks that our ceding company insurers typically guaranty which have a low risk of loss (frequently the credit risk is a so-called “super triple-A” risk in that the level of deductible is well in excess of the rating agency AAA/Aaa levels). They do however also cover risks which are not directly related to the underlying exposures, such as downgrades in ratings and restructurings. The structure is employed because financial guaranty insurers are generally prohibited under insurance law to enter into a CDS directly but are permitted to insure a CDS entered into by an “empty” SPE (i.e., one having no assets) that satisfies insurance law requirements. The insurer guarantees the obligations of the SPE under the credit default swap and these obligations are reinsured by the Company’s subsidiary, RAM Reinsurance Company Ltd. (“RAM Re”), who reinsures these policies on both a treaty and a facultative basis, in both cases providing pro rata reinsurance.
     Due to certain of the risks for which coverage is provided, as noted above, the financial guaranty policies insuring CDS and that we reinsure do not meet the SFAS 149 scope exception that carves out most financial guaranty policies from SFAS 133 fair value accounting and therefore must be accounted for under FAS 133 pursuant to U.S. GAAP. As you may be aware, the Association of Financial Guaranty Insurers (“AFGI”), the financial guaranty industry trade group, has submitted a memorandum and materials to FASB suggesting that, due to the nature of financial guaranty CDS transactions, fair value accounting as required under FAS 133 does not appear to accomplish certain financial reporting objectives or meet certain objectives of fair value measurement and has requested that the FASB consider expanding the scope exception in paragraph 10(d) of SFAS 133, as amended by SFAS 149, to include these insured CDS. At present the FASB has not completed its determinations of this matter, and accordingly, we continue to apply FAS 133. As discussed in footnote 4 to the financial statements, the Company presents these assumed policies in the same manner as for its reinsurance policies, but the Company also reports the changes in fair value for each reporting period through net unrealized gains or losses and the fair value at the balance sheet date as part of other assets/liabilities as required by SFAS 133.
     The Company determines fair value based on its own methodology and assumptions. The Company’s methodology and assumptions are based upon the movements in credit spreads and the remaining duration of each policy. Although the Company reviews and considers the fair value reported to it by its ceding companies in establishing and reviewing the output results of its model, the Company does not report the fair value reported by its ceding companies because the Company does not have access to their detailed models (which the Company is aware differs between those ceding companies) and so would not be estimating the fair value on a consistent basis if the Company simply recorded the values reported to it.
(h) Foreign Currency Translation, page F-10

31.	Please expand your disclosure to include your exchange rate policy for revenues, expenses, gains and losses. Please refer to paragraph 12 of SFAS 52.
     The Registration Statement has been amended to expand the disclosure as requested. See page F-12 of Amendment No. 1.
(i) Stock compensation plans, page F-11
32.	In accordance with paragraph 2 (e)(c)(1-5) of SEAS 148, please disclose the pro forma stock-based compensation information in your Significant Accounting Policies footnote.
     The Registration Statement has been amended to expand the disclosure as requested. See pages F-12 and F-13 of Amendment No. 1.
Note 7. Investments, page F-13
33.	Please clarify for us why the financial guaranty insurance policy results in the fair value of the defaulted corporate debt security being equal to the amortized cost of the defaulted corporate debt security. Please cite the specific US GAAP guidance in your response.
     The Company respectfully notes that it determines fair value in accordance with SFAS 115, and for all securities except the one referenced above fair value is based on quoted market prices. The Company has determined that fair value for this cited one specific security is amortized cost because the financial guaranty policy provides for the payment of outstanding principal and interest when due, thus the fair value to the Company differs from the quoted market price. Given the guaranty and the credit quality of the insurer issuing the policy, the Company believes that no impairment needs to be recognized. The Company notes that during the third quarter of 2005, a default resolution was entered and the Company received the full carried value of the bond as well as all interest accrued to the date of default, substantiating the reasonability of the fair value as previously reported and removing the bond from its portfolio.
Note 10. Losses and Loss Expense Reserve, page F-17
34.	Please explain to us in greater detail why you have a recoverable on paid losses related to the collateral certificates. It is unclear why you would receive cash back from MBIA for losses presumably paid to MBIA on their reinsurance recoverable.
     The Company respectfully notes that RAM Re has a recoverable from MBIA as a result of losses that the Company has previously paid, for which MBIA is now making recoveries. Pursuant to the Company’s reinsurance agreements, the Company participates in such recoveries made by MBIA on a basis proportionate to its exposure and claims payments under the policies that it assumes.
Note 13. Stock Option Plan, page F-20
35.	Please provide an analysis of how you determined the fair value of the underlying common stock and any related stock-based compensation for each equity issuance. Please include an itemized chronological schedule covering all equity instruments issued since the beginning of 2004 through the date of your response. In addition, please disclose the following in the financial statements:
•	The date of each issuance;

•	The number of options granted or shares issued;

•	The exercise price or per share amount paid;

•	Management’s fair market value per share and significant factors, assumptions and methodologies used in determining fair value;

•	The intrinsic value, if any, per option;

•	The identity of the recipient, indicating if the recipient was a related party;

•	The amount of any compensation expense recognized;

•	The method used in valuing the issuance;

•	Whether the valuation was contemporaneous or retrospective;

•	Significant factors contributing to the difference between the fair value as of the date of each grant and the estimated IPO price.
     The Registration Statement has been amended to expand the disclosure as requested. See pages F-22 and F-23 of Amendment No. 1. The Company respectfully notes that subsequent to December 31, 2005 there has been one issuance of stock options. On January 16, 2006, the newly appointed General Counsel, Victoria Guest was granted 3,500 options at a strike price of $178.28. As the Company adopted FAS 123 R as of January 1, 2006, the options granted to Ms. Guest will be accounted for under the provisions this pronouncement.
Unaudited Condensed Combined Financial Statements for the Nine Months Ended
September 30, 2005
Notes to Unaudited Condensed Combined Financial Statements for the Nine Months
Ended September 30, 2005
Note 4. Loss and Loss Adjustment Expenses, page F-28
36.	Please clarify if any of the $1.9 million incurred loss was a reallocation from the unallocated reserves to the case reserves.

     The Company respectfully submits that none of the $1.9 million loss referenced was a reallocation from unallocated to case reserves.

     As indicated on page 116 of the Registration Statement, at the request of the Company the underwriters will reserve Common Shares (the “Shares”) for sale to certain directors, officers, employees and friends of the Company (“Invitees”) through a Reserved Share Program (the “Program”) to be conducted by Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”). The class of persons for whom Shares will be reserved will be determined by the Company, which will provide Merrill Lynch with the names and addresses of such Invitees along with the maximum number of Shares which will be reserved for each such Invitee. Offers and sales of the Shares to Invitees through the Program will be on the same terms as those offered and sold to the general public. Invitees will be invited to participate in the program either by an overnight mailing of materials (Print and Mail Method) or by e-mail (Print Suppression Method).
     Print and Mail Method - Based upon information provided by the Company, Merrill Lynch will prepare and mail to each Invitee a package of materials consisting of a short introductory letter from Merrill Lynch, a letter from the Company describing the Program and its mechanics (the “CEO Letter”), an Indication of Interest Form (“IOI”), and a booklet entitled “How to Respond to the Reserved Share Program” (the “Booklet”). The package of materials includes a copy of the preliminary prospectus, and a phone number which the Invitee may call if he or she has any questions concerning the Program.
     In addition to explaining the mechanics of the Program, the CEO Letter makes clear that the Invitee is under no obligation to purchase Shares through the Program, that responding to the mailing will involve no obligation of any kind, that the Invitee is not, by reason of his or her inclusion in the Program, assured of obtaining a particular number of Shares or any Shares, that no offer to buy Shares may be accepted and no part of the purchase price can be received until the Registration Statement has been declared effective, and that any such offer to buy can be withdrawn, in whole or in part, without obligation or commitment, at any time prior to notice of its acceptance given after the effective date. The CEO Letter also contains the legend set forth in Rule 134.
     The IOI is designed to be signed by the Invitee and returned to Merrill Lynch by facsimile. It is the method by which the Invitee affirms certain statements contained in the Booklet, including that the Invitee has received a copy of the preliminary prospectus, that the number of Shares indicated is for the Invitee’s personal account, that the Invitee is aware that he or she is not assured of obtaining any or all of the Shares requested, and a reiteration of the fact that no offer to buy Shares can be accepted, and no part of the purchase price can be received, until effectiveness of the Registration Statement, and that the indication of interest involves no obligation or commitment of any kind. It also provides the mechanism which allows the Invitee to indicate his or her answers (and the answers of his or her joint account holder if the Invitee wishes to purchase in a joint account) to the questions, also contained in the Booklet, which are designed to allow Merrill Lynch to determine whether the Invitee is prohibited from purchasing the Shares under NASD Conduct Rule 2790. Another item in the IOI is designed to provide the vehicle by which the Invitee can indicate the maximum number of Shares in which he or she wishes to express an interest, and adduces certain personal information necessary for the administration of the Program.
     In addition to setting out instructions on how to complete and return the IOI, the Booklet contains a series of Frequently Asked Questions about the Program, along with the answers to those questions.
     If the Invitee is interested in reserving Shares through the Program, he or she is directed to return the completed IOI to Merrill Lynch by a specified date. Once the Invitee has returned a completed IOI to Merrill Lynch, and assuming that there is no regulatory impediment to his or her participation in the Program under Conduct Rule 2790, the Invitee’s personal information and the maximum number of Shares in which the Invitee has expressed an interest are forwarded to a Merrill Lynch Financial Advisor or Registered Representative who will contact the Invitee to assist in opening a Merrill Lynch account to allow for purchase of the Shares. All purchases by the Invitee through the Program must be made in an account at Merrill Lynch.
     Following receipt of all expressions of interest and the establishment of accounts for each Invitee, the Company will determine the final allocation of Shares which will be made available to the Invitees. This allocation is made in the sole discretion of the Company.
     Once the Registration Statement has been declared effective and the public offering price of the Shares has been determined, the Merrill Lynch Financial Advisor or Registered Representative to whom the Invitee has been assigned will contact the Invitee, and inform the Invitee of the public offering price and the maximum number of Shares which the Company has determined that he or she may purchase. The Invitee is then asked whether he or she wishes to purchase Shares at that price, and if so, how many Shares (subject to a minimum of 100 Shares and subject to the maximum set by the Company). The Invitee may then decline to purchase Shares, agree to purchase Shares but specify a lesser number of Shares than the maximum number set by the Company, or purchase the maximum number of Shares. If the Financial Advisor or Registered Representative cannot reach the Invitee by 9:00 Eastern Time on the first day of trading, the Invitee will lose the opportunity to participate in the Program. If the Invitee agrees to purchase Shares, a copy of the final prospectus is sent to the Invitee along with a confirmation of the transaction. The mechanics of the sale to the Invitee are handled the same way as any other sale of the Shares to any purchaser in the public offering. The Invitees are not required to pre-fund their accounts, and payment is not required until after the Invitee has confirmed his or her indication of interest after the pricing of the offering. Invitees are not subject to a lock-up as a condition of their participation in the Program.
     Print Suppression (E-mail) Method - Under this method, the Company will provide to Merrill Lynch a list of Invitees, along with their e-mail addresses and the maximum number of Shares in which each such person may invest. Merrill Lynch will then send to each Invitee an e-mail in the form shown in the first page of the Print Suppression package. Should the Invitee wish, he or she would then click on the hyperlink, and would be presented with a log-in screen. The log-in screen would contain, among other things, the legend set forth in Rule 134. The Invitee could then log-in to the Deal Sketch page using the Deal ID and PIN number provided in the initial e-mail.
     The Deal Sketch page indicates the status of the Program at the time the Invitee logs-in, which may be that indications of interest are being accepted, the response deadline has passed, the acceptance period has begun, etc. It also shows to each Invitee the number of Shares in which he or she may indicate an interest, and important information about the public offering, including the relevant dates and details of the offering. The Invitee is advised to read the CEO Letter by clicking on the appropriate button. The CEO Letter advises the Invitee to review the preliminary prospectus by clicking on the embedded hyperlink, and also advises that the Invitee may review the preliminary prospectus at any time by returning to the Deal Sketch page and clicking the “prospectus” button. In addition to explaining the mechanics of the Program, the CEO Letter makes clear that the Invitee is under no obligation to purchase Shares through the Program, that responding will involve no obligation of any kind, that the Invitee is not, by reason of his or her inclusion in the Program, assured of obtaining a particular number of Shares or any Shares, that no offer to buy Shares may be accepted and no part of the purchase price can be received until the Registration Statement has been declared effective, and that any such offer to buy can be withdrawn, in whole or in part, without obligation or commitment, at any time prior to notice of its acceptance given after the effective date. The CEO Letter also contains the Rule 134 legend and a series of Frequently Asked Questions about the Program, along with the answers to those questions. If the Invitee chooses to participate in the Program, the procedure is exactly the same as if the Program were being conducted according to the Print and Mail method. Please note that the Print Suppression methodology has been passed upon by Cecilia Blye, Esq. of the Office of the General Counsel of the Division of Corporation Finance, and there has been no material change since that time.
     A copy of the latest draft of the Program materials is provided supplementally for your review, along with draft screen shots of the Log In Page and the Deal Sketch page. Please note that the information used on the draft Deal Sketch page is for illustration only and is subject to change.

     Thank you for your consideration. If you have any further questions or comments, please contact me at 212-424-8616.
Sincerely,
/s/ Michael Groll
Michael Groll

cc:	Richard Lutenski
RAM Holdings Ltd.

Victoria Guest
RAM Holdings Ltd.

Michael J. Schiavone
Shearman & Sterling LLP

RAM Holdings Ltd.
Print and Mail Materials

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To:	Employees and Friends of RAM Holdings Ltd.:
     In connection with the recent filing with the Securities and Exchange Commission of a Registration Statement relating to a proposed offering of Common Shares of RAM Holdings Ltd. (the “Company”), we are sending you at the request of the Company a copy of the preliminary prospectus included in the Registration Statement and the enclosed letter of the Company describing the reservation of Common Shares for certain employees and friends of the Company, along with certain related materials.
     Please be advised that the internal policy of Merrill Lynch & Co., and that of its subsidiary corporations and affiliates (“Merrill Lynch”), prohibits Merrill Lynch employees (as well as members of the employees’ immediate family), from purchasing shares offered by a company through a reserved share program, unless the purchaser is an employee or director of that company, one of its subsidiaries or its parent company. The definition of an immediate family member includes spouses, parents, children, brothers, sisters, mothers-in-law, fathers-in-law, brothers-in-law, sisters-in-law, sons-in-law, daughters-in-law, or any relative to whose support the Merrill Lynch employee contributes, directly or indirectly.
     If you have any questions regarding the details of the enclosed material or the preliminary prospectus, please contact your present Merrill Lynch Financial Advisor or Registered Representative or the Reserved Share Program at 1-866-276-1462.

Merrill Lynch, Pierce, Fenner & Smith
Incorporated

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●, 2006

To:	Employees and Friends of RAM Holdings Ltd.:
     A Registration Statement providing for a public offering of Common Shares of RAM Holdings Ltd. (the “Company”) has been filed with the United States Securities and Exchange Commission.
     The offering will be made through a group of underwriters including Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”). In the course of its discussions with the underwriters, the Company has arranged to reserve a limited number of Common Shares for purchase by certain employees and friends of the Company. The purchase price to you will be the same as the offering price to the public, which is presently expected to be between $● and $● per share.
     Enclosed for your information is a copy of the preliminary prospectus dated [Date of Reds], which is part of the Registration Statement. No sales of the shares may be made until the Registration Statement has been declared effective by the United States Securities and Exchange Commission and the price per share has been determined. This is expected to occur during the week of ●, 2006.
     If, after reading the preliminary prospectus, you have an interest in purchasing shares in the public offering, please consult the included booklet entitled “How to Respond to the Reserved Share Program” for instructions on how to send your Indication of Interest Form. All responses must be received no later than ●, 2006. Please be advised that the ● deadline will be strictly enforced. DO NOT SEND MONEY NOW. A list of the most commonly asked questions about the Reserved Share Program, along with the answers to those questions, can be found at the back of the enclosed booklet. If you have any other questions, please call the Reserved Share Program at 1-866-276-1462.
     You are permitted to reserve Common Shares only for your own personal account and not on behalf of any other person, although you may choose to purchase jointly with one member of your immediate family. The shares may not be purchased on margin. Due to the nature of a Reserved Share Program, we cannot assure you that you will obtain the number of shares requested. Further, all such reservations and ultimate sales are subject to final clearance under federal and state securities laws and the rules and regulations of the National Association of Securities Dealers, Inc.; it cannot be determined at this time whether such clearances will be obtained.
     In the event that the aggregate indications of interest exceed the maximum number of shares reserved for the program, Common Shares will be allocated in a manner to be determined by the Company.
     Arrangements have been made with Merrill Lynch to handle the sale of the reserved shares. If you send your information, a Merrill Lynch Financial Advisor or Registered Representative will contact you to assist you in opening a Merrill Lynch brokerage account if you do not currently have one. Purchases of reserved shares may be made only through a brokerage account at Merrill Lynch. While your purchase of the Company’s Common Shares will not be subject to normal brokerage commissions, your account at Merrill Lynch will be subject to Merrill Lynch’s normal account charges. Merrill Lynch will need all the information

1

requested on the enclosed form, so be certain to complete it in all respects. It is the policy and the practice of Merrill Lynch to afford confidentiality to any information that it receives about a client’s financial affairs. Aside from the restrictions on the dissemination and use of proprietary information contained in the federal securities laws, Merrill Lynch has a firm policy that prohibits Merrill Lynch employees from discussing or conveying, even by implication, the affairs of any client with or to other Merrill Lynch employees who are not concerned with the matter. However, Merrill Lynch may share certain information with the Company solely in order to determine how best to allocate shares under the Reserved Share Program.
     After the Registration Statement is declared effective you will be orally informed of the purchase price by a representative of Merrill Lynch and asked if you wish to purchase the Common Shares. At that time you may confirm your intention to purchase the number of shares you have previously indicated, confirm your intention to purchase Common Shares but specify a smaller number of shares (subject to a minimum of 100 shares) or decide to purchase no shares at all. If you orally confirm your intention to purchase shares, a copy of the Prospectus, in final form, will be sent to you by Merrill Lynch together with a written confirmation of the sale. Upon your oral confirmation of your request to purchase shares you will have entered into a binding legal contract to purchase the shares, and you must purchase and pay for them. Full payment of the purchase price of your shares will be required promptly after you receive such confirmation or at the latest within three (3) business days after the opening trade date (which is typically the day of pricing or the day after pricing). If your Merrill Lynch Financial Advisor or Registered Representative cannot reach you by 9:00 a.m. Eastern Time on the first day of trading you will lose the opportunity to participate in the Reserved Share Program.
     No offer to buy Common Shares can be accepted and no part of the purchase price can be received by Merrill Lynch until the Registration Statement relating to the Common Shares has become effective under the Securities Act of 1933. Any such offer to buy may be withdrawn or revoked, without obligation or commitment of any kind, at any time prior to notice of its acceptance given after the effective date of the Registration Statement. An indication of interest in response to this letter will involve no obligation or commitment of any kind.
     The following statement is required to be included in this letter by the rules and regulations of the United States Securities and Exchange Commission:
“A Registration Statement relating to these securities has been filed with the Securities and Exchange Commission but has not yet become effective. These securities may not be sold nor may offers to buy be accepted prior to the time the Registration Statement becomes effective. This letter shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any state in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state.”

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     The Company does not wish to influence in any way your decision in this matter. This notice is not designed to encourage you to request any Common Shares. It is simply intended to inform you that there is a proposed offering, should you be interested in investing. The purchase of Common Shares involves certain risks which are described in the enclosed preliminary prospectus. Please review the preliminary prospectus carefully and discuss it with your financial advisor, if appropriate.
Sincerely,
Vernon M. Endo
Vernon M. Endo
President and Chief Executive Officer

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Indication of Interest Form
Reserved Share Program for RAM Holdings Ltd.

NAME	OFFERING #
PIN #

1.	I have read the five statements contained on Page 1 of the “How to Respond to the Reserved Share Program” booklet and I certify that all such statements are true.	True ☐	False ☐

2.	I have read the two NASD Questions contained on Page 2 of the booklet and my answer to each of the questions is “no”.	True ☐	False ☐

3.	If I am purchasing in a joint account, my joint account holder hereby states that he/she has also read the two NASD Questions contained on Page 2 of the booklet and his/her answer to each of the questions is “no”. (Remember, joint account holders must sign below.) (If you would not be purchasing jointly, do not answer this question.)	True ☐	False ☐

4.	I am interested in purchasing the number of Common Shares (not less than 100 and in blocks of 10) of the Company indicated below and would like such number of shares to be reserved for me. (Please enter the number of shares in the boxes below.)

                                ,
          Example: Enter 55,550 shares as: 5 5, 5 5 0

5.	I have an Existing Merrill Lynch retail brokerage account (other than a 401(k) or blueprint account).	Yes ☐	No ☐
Account # ☐ ☐ ☐ ☐ ☐ ☐ ☐ ☐ Your FA # ☐ ☐ ☐ ☐
6.	Please enter your Social Security Number by filling in the appropriate boxes below.
                                       —             —

7.	Please enter a telephone number (including area code) where you can be reached between the hours of 9 a.m. and 5 p.m. Eastern Time.
                                       —             —

8.	Please enter one or two telephone numbers where you can be reached at other times.
                                       —             —
                                       —             —
By signing below, I certify that all of the information I (and my joint account holder if applicable) have provided on this form is complete and accurate to the best of my knowledge.

Signature	Date

Joint Account Holder Signature	Date

Print Joint Account Holder Name
IF YOU WISH TO RESERVE SHARES YOU MUST COMPLETE AND FAX THIS FORM TO 1-888-835-1034 NO LATER THAN 5 P.M. EASTERN TIME ON ●, 2006. DO NOT FAX A COVER SHEET.

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HOW TO RESPOND TO THE RESERVED SHARE PROGRAM

1

Your Reserved Share Program Instruction Package contains the following documents, including this Booklet:

1.	Merrill Lynch and RAM Holdings Ltd. Introductory Letters;
2.	Indication of Interest Form;
3.	Preliminary Prospectus; and
4.	Frequently Asked Questions Regarding The Reserved Share Program, and the answers to those questions.

If you have not received all of the above materials or have any questions, please call the
Merrill Lynch Reserved Share Program at 1-866-276-1462.

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Instructions for the Indication of Interest Form

Please find the form marked “Indication of Interest Form"
Question 1
Please read the following statements:
1.	I have attained the age of majority where I reside.

2.	I have received my copy of the preliminary prospectus dated [Date of Reds].

3.	The number of shares requested is for my own personal account and not on behalf of another person, other than one member of my immediate family purchasing jointly with me.

4.	I am not assured of obtaining any or all of the shares requested and I will be notified of the number of shares, if any, available for purchase by me.

5.	I understand that no offer to buy any shares can be accepted and no part of the purchase price can be received by Merrill Lynch until the Registration Statement covering the proposed offering has been declared effective by the United States Securities and Exchange Commission and until the shares have been qualified for sale, where required, by the administrative authorities of the jurisdiction in which I reside, and any such offer may be withdrawn or revoked, without obligation or commitment of any kind, at any time prior to notice of its acceptance at or after the effective date of the Registration Statement. This indication of interest involves no obligation or commitment of any kind.

If you agree to all five of these statements, check the “True” box for Question 1. If you do not agree to any one of the statements, please call the Merrill Lynch Reserved Share Program at 1-866-276-1462.

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Question 2
Please read the following two NASD Questions. (Please see Page 3 for key definitions of the highlighted terms which will help you understand and answer these questions.)
1.	Are you or is any member of your IMMEDIATE FAMILY an officer, director, general partner, agent, employee or an ASSOCIATED PERSON of, a broker-dealer or investment banking firm, including Merrill Lynch or any affiliates of Merrill Lynch?

2.	Are you or is any member of your IMMEDIATE FAMILY a finder with respect to this public offering or a person acting in a fiduciary capacity to the managing underwriters for this public offering, including attorneys, accountants, and financial advisors to the managing underwriters?

If your answer to both of the above questions is “No”, check the “True” box for Question 2 on the Indication of Interest Form. If your answer to either of the questions is “Yes”, check the “False” box for Question 2 on the form.
Question 3
If you would be purchasing jointly with one member of your immediate family, that individual must also read the two NASD Questions and answer the questions.

If your joint account holder’s answers to both questions is “No”, check the “True” box for Question 3 on the Indication of Interest Form. If your joint account holder’s answer to either question is “Yes”, check the “False” box for question 3 on the form.
If you would not be purchasing in a joint account, do not answer Question 3.

2

NASD Definitions
Listed below are key definitions of the highlighted terms that will help you understand and answer Question 2 (and Question 3, if applicable).
ASSOCIATED PERSON includes a sole proprietor, partner, officer, director, or branch manager of any broker-dealer in securities, foreign or domestic, or any natural person occupying a similar status or performing similar functions, or any natural person engaged in the investment banking or securities business who is directly or indirectly controlling or controlled by such a broker-dealer (for example, any employee), whether or not such person is registered or exempt from registration with the National Association of Securities Dealers, Inc. or any other regulatory organization.
IMMEDIATE FAMILY MEMBER means a person’s parents, mother-in-law or father-in-law, husband or wife, brother or sister, brother-in-law or sister-in-law, son-in-law or daughter-in-law, children, and any other individual to whom the person provides MATERIAL SUPPORT.
MATERIAL SUPPORT means directly or indirectly providing more than 25% of a person’s income in the prior calendar year. IMMEDIATE FAMILY MEMBERS living in the same household are deemed to be providing each other with MATERIAL SUPPORT.

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Question 4
Please enter the number of shares you may be interested in purchasing in the boxes provided. Be careful to make sure this number is at least 100 shares and in increments of 10 shares.
Question 5
Please indicate if you currently have a Merrill Lynch retail brokerage account. If you have a Merrill Lynch retail brokerage account please enter the account number and your Financial Advisor’s four digit number in the boxes provided. If you do not have a Merrill Lynch account one will automatically be set up for you when the Merrill Lynch representative contacts you. After completing the form do not contact a Financial Advisor, one will be provided for your convenience.
Question 6
Please enter your social security number in the boxes provided.
Question 7
Please enter a telephone number (including area code) where you can be reached between the hours of 9 a.m. and 5 p.m. Eastern Time.
Question 8
Please enter one or two telephone numbers (including area code) where you can be reached at other times.

When you have completed the Indication of Interest Form, please sign and date the form in the spaces indicated. If you would be purchasing in a joint account, the joint account holder must also sign and date the form in the spaces indicated.
The Indication of Interest Form must be faxed to 1-888-835-1034 by 5 p.m. Eastern Time on ●, 2006. Please do not fax a cover sheet. This facsimile number is dedicated to the Reserved Share Program and operates 7 days a week, 24 hours a day.

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Frequently Asked Questions Regarding
The RAM Holdings Ltd. Reserved Share Program
•	If I want to participate in the Reserved Share Program, what do I do?
If you are interested in participating in the Reserved Share Program for RAM Holdings Ltd. (the “Company”), you must complete the Indication of Interest Form according to the instructions contained in this booklet and fax the form to 1-888-835-1034. PLEASE DO NOT FAX A COVER SHEET WITH THE FORM.

•	What is the Indication of Interest Form?
The Indication of Interest Form provides your responses to certain questions, and is a non-binding indication of how many shares you may wish to purchase in the offering. It is only used to allocate the appropriate number of shares to the Reserved Share Program. No matter how many shares you indicate you may be interested in purchasing, you will not be bound to purchase any shares, or a particular number of shares, until you are notified of the price of the shares and confirm, at that time, the number of shares you wish to purchase.

•	Why is it important that I answer Questions 2 and 3 (if applicable) pertaining to the NASD?
In order to comply with the rules of the NASD, a federal regulatory body, Merrill Lynch is required to gather certain information to determine your eligibility to purchase shares in the Reserved Share Program. Please pay particular attention to the defined terms which will help you in responding to the questions. It is possible that your responses may cause you to be ineligible to participate.

•	When can I sell my shares purchased through the Reserved Share Program?
The shares may be sold or transferred, subject to certain federal regulations governing the sale of shares by officers, directors and affiliates of the Company and subject to the Company’s insider trading policies, at any time after their purchase (i.e., after you have paid for them).

•	Is it necessary to open a Merrill Lynch account to purchase shares if I have a brokerage account at another firm?
Yes, the shares must be purchased through Merrill Lynch. However, the shares may later be transferred to your non-Merrill Lynch account.

•	What if I already have a Merrill Lynch retail brokerage account?
You should provide your Merrill Lynch account number and your Financial Advisor’s four digit number in the space provided on the Indication of Interest Form. Your current Financial Advisor or Registered Representative will contact you regarding your purchase of shares.

•	Can I purchase shares through my Merrill Lynch IRA account?
Yes. However, you must have an existing IRA account at Merrill Lynch at the time of pricing. If you contemplate transferring your current IRA account to Merrill Lynch or liquidating assets currently held in your IRA account to purchase shares in the Reserved Share Program you should speak to your current Merrill Lynch Financial Advisor or

5

Registered Representative (if the IRA is held at Merrill Lynch) or the custodian of the account (if the IRA is not held at Merrill Lynch) as soon as possible concerning how and when to transfer the account or liquidate such assets to enable you to purchase the shares. If you wish to open a new Merrill Lynch IRA account for this purpose, please call the Reserved Share Program at 1-866-276-1462 between 9:00 am and 5:00 pm Eastern Time, Monday through Friday, for the name of a Merrill Lynch Financial Advisor who will assist you.

•	Can I purchase shares through my 401(k) plan? No.

•	Can I purchase shares through a joint account?
Yes, subject to the joint account holder answering the NASD questions and signing the Indication of Interest Form. Remember to print the joint account holder’s name in the space provided. As with you, it is possible that the joint account holder’s answers to the NASD questions may make him or her ineligible to participate in the Reserved Share Program. Please speak to your Merrill Lynch Financial Advisor or Registered Representative if you intend to purchase shares through a joint account.

•	Will I be charged brokerage fees for setting up a new account and purchasing shares?
Merrill Lynch provides a wide array of account structures from which you may choose. In order to accommodate the purchase of Reserved Shares at minimal cost, Merrill Lynch has provided for the use of the Individual Investor Account (“IIA”), which is a basic brokerage account for the purchase and sale of securities. The standard $65.00 annual fee for an IIA will be waived for twelve months from the date the account is opened. Thereafter the normal annual fee will be assessed. After one year there will be a fee of $15.00 a quarter charged to accounts with balances less than $20,000. Exceptions will be made if there is more than $5,000.00 in mutual funds in the account. Other account structures are available providing different financial services, such as Cash Management Accounts, which provide a host of services including VISA and check writing services, access to money market deposit accounts and on-line assistance. Different accounts may possess different fee structures. Therefore you should consider carefully the type of Merrill Lynch account you would like to have opened when you are contacted by a Merrill Lynch Financial Advisor or Registered Representative. Merrill Lynch periodically reviews account fee pricing structures for IIAs. If your account is affected you will be informed through your regular account statement communication at that time.

•	Will I be charged a fee when I sell or transfer my shares?
When you sell your shares you will be charged a customary sales commission. There is currently a $95.00 fee to transfer your account to another financial institution. The fee for transferring an IRA is $50.00.

•	If I continue to use the designated Financial Advisor or Registered Representative for subsequent securities transactions, will my transactions continue to be free of transaction charges?
No. Transaction costs are only exempted for your purchase in the Reserved Share Program. You will be responsible for all transaction and brokerage fees for any subsequent transactions.

6

•	When will I be contacted?
You will be contacted by a Merrill Lynch Financial Advisor or Registered Representative approximately one week before the expected pricing date. At that time you will be asked for information necessary to open a brokerage account. It takes time to open an account and an account must be opened prior to pricing so an order can be placed. You will be contacted again on the night of pricing or the next morning to be informed of the final price of the shares and to confirm your participation. If you know that you will be unavailable the week before pricing, please call the Reserved Share Program at 1-866-276-1462 between the hours of 9:00 a.m. and 5:00 p.m. Eastern Time, Monday through Friday and a Reserved Share Program representative will be glad to assist you.

•	What information will the Merrill Lynch Financial Advisor or Registered Representative ask me for?
The Merrill Lynch Financial Advisor or Registered Representative will ask for your social security number, your date of birth, your salary (a regulatory requirement), and your current address, among other information, and the same information for your spouse or other joint account holder, if applicable.

•	If I complete and timely submit the Indication of Interest Form, but a Merrill Lynch Financial Advisor or Registered Representative does not manage to contact me personally prior to the pricing date, will my purchase request be honored?
No. An account can only be established for you after a conversation with a Merrill Lynch Financial Advisor or Registered Representative prior to the pricing of the shares, and the purchase of the shares can only be confirmed for you through a follow-up conversation with a Financial Advisor or Registered Representative after the pricing of the shares. If the Financial Advisor or Registered Representative cannot reach you, your order will be disregarded. If you complete and return the Indication of Interest Form and you have not been contacted by a Merrill Lynch Financial Advisor or Registered Representative by Noon Eastern Time on Friday, ●, 2006 you should contact the Reserved Share Program at 1-866-276-1462 IMMEDIATELY.

•	Will I be able to purchase all of the shares I request on the Indication of Interest Form?
The number of shares you indicate on the Indication of Interest Form is the maximum number of shares you may purchase. If the total number of shares requested by all participants in the Reserved Share Program exceeds the number of shares available for purchase, an allocation will be made in a manner to be determined.

•	What will the price of the shares be?
The purchase price to you will be the offering price to the public. The expected public offering price is between $● and $● per share, but the actual price may be higher or lower. You will be contacted by your Merrill Lynch Financial Advisor or Registered Representative with the actual price after that price is determined, which is currently expected to occur during the week of ●, 2006.

•	When do I pay for the shares?
The full balance will be due no later than the close of business three business days after the opening trade date (which is typically the day of pricing or the day after pricing). Your Merrill Lynch Financial Advisor or Registered Representative will telephone you as soon as possible after pricing occurs to confirm the number of shares you wish to purchase and the

7

purchase price. You should make your payment immediately after you know the payment amount. You will be mailed a confirmation of your transaction the day after pricing.

•	What forms of payment may I use?
You may pay by personal check, wire transfer, certified check or cashier’s check. If you are purchasing shares through an IRA, cash must be available in your IRA on the close of business three business days after the opening trade date. You should review your method of payment with your Merrill Lynch Financial Advisor or Registered Representative in advance to ensure timely receipt of your payment.

•	What happens if I am not available when my Merrill Lynch Financial Advisor or Registered Representative calls me after pricing?
You will only be able to purchase shares through the Reserved Share Program if you speak to your Merrill Lynch Financial Advisor or Registered Representative after pricing of the offering. If you will not be available at or around the expected pricing date, please make arrangements with your Merrill Lynch Financial Advisor or Registered Representative so that you may be contacted. If your Merrill Lynch Financial Advisor or Registered Representative cannot reach you by 9:00 a.m. Eastern Time on the first day of trading you will lose the opportunity to participate in the Reserved Share Program.

•	If I decide to participate after the ●, 2006 deadline, will I be able to?
No. The deadline is necessary to give Financial Advisors and Registered Representatives enough time to set up accounts before the pricing of the shares. The account must be open by this time so that there is a place to credit the shares at the time of pricing. Please be advised that the ● deadline for returning the forms to Merrill Lynch will be strictly enforced.

•	Can other people, including my relatives and friends, buy shares through the Reserved Share Program?
No, the Reserved Share Program is limited to those persons invited to participate by the Company. No relatives or other persons (other than one member of your immediate family purchasing jointly with you) are eligible to purchase shares.

•	If I have further questions who should I call?
If you have a question prior to the time you are contacted by a Merrill Lynch Financial Advisor or Registered Representative, please call the Reserved Share Program at 1-866-276-1462 between the hours of 9:00 a.m. and 5:00 p.m. Eastern Time, Monday through Friday. Please have your PIN number (found on your Indication of Interest Form) available when you call. After that time, please contact your Merrill Lynch Financial Advisor or Registered Representative.

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RAM Holdings Ltd.
Print Suppression Package

9

Initial E-Mail
Re: RAM Holdings Ltd. Public Offering
Text

To Employees and Friends of RAM Holdings Ltd.:
You have been invited by RAM Holdings Ltd. to participate in the Reserved Share Program to be conducted as part of the RAM Holdings Ltd. initial public offering. For this purpose you have been assigned the following Deal ID and PIN Number. Please make a note of them as you will need them as you proceed.
Deal ID: #####
PIN Number: #INVITEE_PIN#
To learn more about the Reserved Share Program simply click on the following hyperlink: https://www.fs.ml.com/odm/RspPreviewDealSketch.asp
Please note that if you wish to participate in the Reserved Share Program you must click on the hyperlink and complete the appropriate procedures no later than 5:00 p.m. Eastern Time on                     , 2006 Please be advised that this deadline for completing the required procedures will be strictly enforced.
The information about the Reserved Share Program is in PDF format, and in order to view the information you will need to have Adobe Acrobat installed on your computer. If you do not currently have Adobe Acrobat, you may download a free copy of Adobe Acrobat Reader at http://www.adobe.com/products/acrobat/readstep2.html
If after reviewing the information about the Program you have any questions, or if you cannot view the materials, please contact the Reserved Share Program at 1-866-276-1462 between 9:00 am and 5:00 pm Eastern Time.
Thank you,
RAM Holdings Ltd. and Merrill Lynch

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●, 2006
To: Employees and Friends of RAM Holdings Ltd.:
     A Registration Statement providing for a public offering of Common Shares of RAM Holdings Ltd. (the “Company”) has been filed with the United States Securities and Exchange Commission.
     The offering will be made through a group of underwriters including Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”). In the course of its discussions with the underwriters, the Company has arranged to reserve a limited number of Common Shares for purchase by certain employees and friends of the Company. The purchase price to you will be the same as the offering price to the public, which is presently expected to be between $● and $● per share.
     A copy of the preliminary prospectus dated [Date of Reds], which is part of the Registration Statement, may be viewed by clicking on the following hyperlink: [HYPERLINK]. Please carefully review the preliminary prospectus before deciding whether you may wish to participate in the Reserved Share Program. If you are unable to view the preliminary prospectus please call the Reserved Share Program at 1-866-276-1462 and a copy will be sent to you. No sales of the shares may be made until the Registration Statement has been declared effective by the United States Securities and Exchange Commission and the price per share has been determined. This is expected to occur during the week of ●, 2006.
     If, after reading the preliminary prospectus, you have an interest in purchasing shares in the public offering, please consult the “Instructions for the Indication of Interest Form” attached to this letter for instructions on how to send your Indication of Interest Form. (You may access the Indication of Interest (“IOI”) Form and the Instructions at any time by returning to the Deal Sketch screen and clicking on the “IOI” button.) All responses must be received no later than ●, 2006. Please be advised that the ● deadline will be strictly enforced. DO NOT SEND MONEY NOW. A list of Frequently Asked Questions about the Reserved Share Program, along with the answers to those questions, can be found at the back of this document. (You may access the Frequently Asked Questions at any time by returning to the Deal Sketch screen and clicking on the “RSP Help” button.) If you have any other questions, please call the Reserved Share Program at 1-866-276-1462.
     You are permitted to reserve Common Shares only for your own personal account and not on behalf of any other person, although you may choose to purchase jointly with one member of your immediate family. The shares may not be purchased on margin. Due to the nature of a Reserved Share Program, we cannot assure you that you will obtain the number of shares requested. Further, all such reservations and ultimate sales are subject to final clearance under federal and state securities laws and the rules and regulations of the National Association of Securities Dealers, Inc.; it cannot be determined at this time whether such clearances will be obtained.
     In the event that the aggregate indications of interest exceed the maximum number of shares reserved for the program, Common Shares will be allocated in a manner to be determined by the Company.

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     Arrangements have been made with Merrill Lynch to handle the sale of the reserved shares. If you send your information, a Merrill Lynch Financial Advisor or Registered Representative will contact you to assist you in opening a Merrill Lynch brokerage account if you do not currently have one. Purchases of reserved shares may be made only through a brokerage account at Merrill Lynch. While your purchase of the Company’s Common Shares will not be subject to normal brokerage commissions, your account at Merrill Lynch will be subject to Merrill Lynch’s normal account charges. Merrill Lynch will need all the information requested on the enclosed form, so be certain to complete it in all respects. It is the policy and the practice of Merrill Lynch to afford confidentiality to any information that it receives about a client’s financial affairs. Aside from the restrictions on the dissemination and use of proprietary information contained in the federal securities laws, Merrill Lynch has a firm policy that prohibits Merrill Lynch employees from discussing or conveying, even by implication, the affairs of any client with or to other Merrill Lynch employees who are not concerned with the matter. However, Merrill Lynch may share certain information with the Company solely in order to determine how best to allocate shares under the Reserved Share Program.
     Please be advised that the internal policy of Merrill Lynch, and that of its affiliates prohibits employees of Merrill Lynch and its affiliates (as well as members of the employees’ immediate family), from purchasing shares offered by a company through a reserved share program, unless the purchaser is an employee or director of that company, one of its subsidiaries or its parent company. The definition of an immediate family member includes spouses, parents, children, brothers, sisters, mothers-in-law, fathers-in-law, brothers-in-law, sisters-in-law, sons-in-law, daughters-in-law, or any relative to whose support the Merrill Lynch employee contributes, directly or indirectly.
     After the Registration Statement is declared effective you will be orally informed of the purchase price by a representative of Merrill Lynch and asked if you wish to purchase the Common Shares. At that time you may confirm your intention to purchase the number of shares you have previously indicated, confirm your intention to purchase Common Shares but specify a smaller number of shares (subject to a minimum of 100 shares) or decide to purchase no shares at all. If you orally confirm your intention to purchase shares, a copy of the Prospectus, in final form, will be sent to you by Merrill Lynch together with a written confirmation of the sale. Upon your oral confirmation of your request to purchase shares you will have entered into a binding legal contract to purchase the shares, and you must purchase and pay for them. Full payment of the purchase price of your shares will be required promptly after you receive such confirmation or at the latest within three (3) business days after the opening trade date (which is typically the day of pricing or the day after pricing). If your Merrill Lynch Financial Advisor or Registered Representative cannot reach you by 9:00 a.m. Eastern Time on the first day of trading you will lose the opportunity to participate in the Reserved Share Program.
     No offer to buy Common Shares can be accepted and no part of the purchase price can be received by Merrill Lynch until the Registration Statement relating to the Common Shares has become effective under the Securities Act of 1933. Any such offer to buy may be withdrawn or revoked, without obligation or commitment of any kind, at any time prior to notice of its acceptance given after the effective date of the Registration Statement. An indication of interest in response to this letter will involve no obligation or commitment of any kind.
     The following statement is required to be included in this letter by the rules and regulations of the United States Securities and Exchange Commission:

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“A Registration Statement relating to these securities has been filed with the Securities and Exchange Commission but has not yet become effective. These securities may not be sold nor may offers to buy be accepted prior to the time the Registration Statement becomes effective. This letter shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any state in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state.”
     The Company does not wish to influence in any way your decision in this matter. This notice is not designed to encourage you to request any Common Shares. It is simply intended to inform you that there is a proposed offering, should you be interested in investing. The purchase of Common Shares involves certain risks which are described in the preliminary prospectus. Please review the preliminary prospectus carefully and discuss it with your financial advisor, if appropriate.
Sincerely,
Vernon M. Endo
Vernon M. Endo
President and Chief Executive Officer

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Indication of Interest Form
Reserved Share Program for RAM Holdings Ltd.

NAME	DEAL #
PIN #

1.	I have read the five statements contained on the first page of the “Instructions for the Indication of Interest" and I certify that all such statements are true.	True ☐	False ☐

2.	I have read the two NASD Questions contained on the second page of the “Instructions for the Indication of Interest” and my answer to each of the questions is “no”.	True ☐	False ☐

3.	If I am purchasing in a joint account, my joint account holder hereby states that he/she has also read the two NASD Questions contained on the second page of the “Instructions for the Indication of Interest” and his/her answer to each of the questions is “no”. (Remember, joint account holders must sign below.) (If you would not be purchasing jointly, do not answer this question.)	True ☐	False ☐

4.	I am interested in purchasing the number of Common Shares of the Company indicated below and would like such number of shares to be reserved for me. (Please enter the number of shares in the boxes below.)
                                ,
          Example: Enter 55,550 shares as: 5 5, 5 5 0

5.	I have an Existing Merrill Lynch retail brokerage account (other than a 401(k) or blueprint account).	Yes ☐	No ☐
Account # ☐ ☐ ☐ ☐ ☐ ☐ ☐ Your FA # ☐ ☐ ☐ ☐

6.	Please enter your Social Security Number by filling in the appropriate boxes below.
                                       —             —

7.	Please enter a telephone number (including area code) where you can be reached between the hours of 9 a.m. and 5 p.m. Eastern Time.
                                       —             —

8.	Please enter one or more telephone numbers where you can be reached at other times.
                                       —             —

                                       —             —
By signing below, I certify that all of the information I (and my joint account holder if applicable) have provided on this form is complete and accurate to the best of my knowledge.

Signature	Date

Joint Account Holder Signature	Date

Print Joint Account Holder Name
IF YOU WISH TO RESERVE SHARES YOU MUST COMPLETE AND FAX THIS FORM TO 1-888-835-1034 NO LATER THAN 5 P.M. EASTERN TIME ON ●, 2006. DO NOT FAX A COVER SHEET.

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Instructions for the Indication of Interest Form

Please print the “Indication of Interest Form” and insert your name, the Deal ID# and your PIN Number in the spaces indicated, and complete it by following the directions below.
Question 1
Please read the following statements:
1.	I have attained the age of majority where I reside.

2.	I have had access to the preliminary prospectus dated [Date of Reds].

3.	The number of shares requested is for my own personal account and not on behalf of another person, other than one member of my immediate family purchasing jointly with me.

4.	I am not assured of obtaining any or all of the shares requested and I will be notified of the number of shares, if any, available for purchase by me.

5.	I understand that no offer to buy any shares can be accepted and no part of the purchase price can be received by Merrill Lynch until the Registration Statement covering the proposed offering has been declared effective by the United States Securities and Exchange Commission and until the shares have been qualified for sale, where required, by the administrative authorities of the jurisdiction in which I reside, and any such offer may be withdrawn or revoked, without obligation or commitment of any kind, at any time prior to notice of its acceptance at or after the effective date of the Registration Statement. This indication of interest involves no obligation or commitment of any kind.

If you agree to all five of these statements, check the “True” box for Question 1. If you do not agree to any one of the statements, please call the Merrill Lynch Reserved Share Program at 1-866-276-1462.

1

Question 2
Please read the following two NASD Questions. (The definitions of the highlighted terms, which will help you understand and answer these questions, are set out following the questions.)
1.	Are you or is any member of your IMMEDIATE FAMILY an officer, director, general partner, agent, employee or ASSOCIATED PERSON of a broker-dealer or investment banking firm, including Merrill Lynch or any affiliates of Merrill Lynch?

2.	Are you or is any member of your IMMEDIATE FAMILY a finder with respect to this public offering or a person acting in a fiduciary capacity to the managing underwriters for this public offering, including attorneys, accountants, and financial consultants to the managing underwriters?
ASSOCIATED PERSON includes a sole proprietor, partner, officer, director, or branch manager of any broker-dealer in securities, foreign or domestic, or any natural person occupying a similar status or performing similar functions, or any natural person engaged in the investment banking or securities business who is directly or indirectly controlling or controlled by such a broker-dealer (for example, any employee), whether or not such person is registered or exempt from registration with the National Association of Securities Dealers, Inc. or any other regulatory organization.
IMMEDIATE FAMILY MEMBER means a person’s parents, mother-in-law or father-in-law, husband or wife, brother or sister, brother-in-law or sister-in-law, son-in-law or daughter-in-law, children, and any other individual to whom the person provides MATERIAL SUPPORT.
MATERIAL SUPPORT means directly or indirectly providing more than 25% of a person’s income in the prior calendar year. IMMEDIATE FAMILY MEMBERS living in the same household are deemed to be providing each other with MATERIAL SUPPORT.

If your answer to both questions is “No”, check the “True” box for Question 2 on the Indication of Interest Form. If your answer to either question is “Yes”, check the “False” box for Question 2 on the form.
Question 3
If you would be purchasing jointly with one member of your immediate family, that individual must read the two NASD Questions and answer the questions.

If your joint account holder’s answers to both questions is “No”, check the “True” box for Question 3 on the Indication of Interest Form. If your joint account holder’s answer to either question is “Yes”, check the “False” box for question 3 on form.
If you would not be purchasing in a joint account, do not answer Question 3.
Question 4
Please enter the number of shares you may be interested in purchasing in the boxes provided. Please see the Deal Sketch screen for the number of shares you may request.
Question 5
Please indicate if you currently have a Merrill Lynch retail brokerage account. If you have a Merrill Lynch retail brokerage account please enter the account number and your Financial Advisor’s four digit number in the boxes provided. If you do not have a Merrill Lynch account one will automatically be set up for you when the Merrill Lynch representative contacts you.

2

After completing the form do not contact a Financial Advisor, one will be provided for your convenience.
Question 6
Please enter your social security number in the boxes provided.
Question 7
Please enter a telephone number (including area code) where you can be reached between the hours of 9 a.m. and 5 p.m. Eastern Time.
Question 8
Please enter one or more telephone numbers (including area code) where you can be reached at other times.

When you have completed the Indication of Interest Form, please sign and date the form in the spaces indicated. If you would be purchasing in a joint account, the joint account holder must also sign and date the form in the spaces indicated.
The Indication of Interest Form must be faxed to 1-888-835-1034 by 5 p.m. Eastern Time on ●, 2006. Please do not fax a cover sheet. This facsimile number is dedicated to the Reserved Share Program and operates 7 days a week, 24 hours a day.

3

Annex A
Frequently Asked Questions Regarding
The RAM Holdings Ltd. Reserved Share Program
•	If I want to participate in the Reserved Share Program, what do I do?

If you are interested in participating in the Reserved Share Program for RAM Holdings Ltd. (the “Company”), you must complete the Indication of Interest Form according to the instructions and fax the form to 1-888-835-1034. PLEASE DO NOT FAX A COVER SHEET WITH THE FORM.

•	What is the Indication of Interest Form?

The Indication of Interest Form provides your responses to certain questions, and is a non-binding indication of how many shares you may wish to purchase in the offering. It is only used to allocate the appropriate number of shares to the Reserved Share Program. No matter how many shares you indicate you may be interested in purchasing, you will not be bound to purchase any shares, or a particular number of shares, until you are notified of the price of the shares and confirm, at that time, the number of shares you wish to purchase.

•	Why is it important that I answer Questions 2 and 3 (if applicable) pertaining to the NASD?

In order to comply with the rules of the NASD, a federal regulatory body, Merrill Lynch is required to gather certain information to determine your eligibility to purchase shares in the Reserved Share Program. Please pay particular attention to the defined terms which will help you in responding to the questions. It is possible that your responses may cause you to be ineligible to participate.

•	When can I sell my shares purchased through the Reserved Share Program?

The shares may be sold or transferred, subject to certain federal regulations governing the sale of shares by officers, directors and affiliates of the Company and subject to the Company’s insider trading policies, at any time after their purchase (i.e., after you have paid for them).

•	Is it necessary to open a Merrill Lynch account to purchase shares if I have a brokerage account at another firm?

Yes, the shares must be purchased through Merrill Lynch. However, the shares may later be transferred to your non-Merrill Lynch account.

•	What if I already have a Merrill Lynch retail brokerage account?

You should provide your Merrill Lynch account number and your Financial Advisor’s four digit number in the space provided on the Indication of Interest Form. Your current Financial Advisor or Registered Representative will contact you regarding your purchase of shares.

•	Can I purchase shares through my existing Merrill Lynch IRA account?

Yes. However, you must have an existing IRA account at Merrill Lynch. If you contemplate transferring your current IRA account to Merrill Lynch or liquidating assets currently held in your IRA account to purchase shares in the Reserved Share Program you should speak to your current Merrill Lynch Financial Advisor or Registered Representative (if the IRA is held at Merrill Lynch) or the custodian of the account (if the IRA is not held at Merrill Lynch) as soon as possible concerning how and when to transfer the account or liquidate such assets to enable you to purchase the Company’s Common Shares.

•	Can I purchase shares through my 401(k) plan?

No.

•	Can I purchase shares through a joint account?

You may purchase jointly with one member of your immediate family, subject to the joint account holder answering the NASD questions and signing the Indication of Interest Form. Remember to print the joint account holder’s name in the space provided. As with you, it is possible that the joint account holder’s answers to the NASD questions may make him or her ineligible to participate in the Reserved Share Program. Please speak to your Merrill Lynch Financial Advisor or Registered Representative if you intend to purchase shares through a joint account.

•	Will I be charged brokerage fees for setting up a new account and purchasing shares?

Merrill Lynch provides a wide array of account structures from which you may choose. In order to accommodate the purchase of Reserved Shares at minimal cost, Merrill Lynch has provided for the use of the Individual Investor Account (“IIA”), which is a basic brokerage account for the purchase and sale of securities. The standard $65.00 annual fee for an IIA will be waived for twelve months from the date the account is opened. Thereafter the normal annual fee will be assessed. After one year there will be a fee of $15.00 a quarter charged to accounts with balances less than $20,000. Exceptions will be made if there is more than $5,000.00 in mutual funds in the account. Other account structures are available providing different financial services, such as Cash Management Accounts, which provide a host of services including VISA and check writing services, access to money market deposit accounts and on-line assistance. Different accounts may possess different fee structures. Therefore you should consider carefully the type of Merrill Lynch account you would like to have opened when you are contacted by a Merrill Lynch Financial Advisor or Registered Representative. Merrill Lynch periodically reviews account fee pricing structures for IIAs. If your account is affected you will be informed through your regular account statement communication at that time.

•	Will I be charged a fee when I sell or transfer my shares?

When you sell your shares you will be charged a customary sales commission. There is currently a $95.00 fee to transfer your account to another financial institution. The fee for transferring an IRA is $50.00.

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•	If I continue to use the designated Financial Advisor or Registered Representative for subsequent securities transactions, will my transactions continue to be free of transaction charges?

No. Transaction costs are only exempted for your purchase in the Reserved Share Program. You will be responsible for all transaction and brokerage fees for any subsequent transactions.

•	When will I be contacted?

You will be contacted by a Merrill Lynch Financial Advisor or Registered Representative approximately one week before the expected pricing date. At that time you will be asked for information necessary to open a brokerage account. It takes time to open an account and an account must be opened prior to pricing so an order can be placed. You will be contacted again on the night of pricing or the next morning to be informed of the final price of the shares and to confirm your participation. If you know that you will be unavailable the week before pricing, please call the Reserved Share Program at 1-866-276-1462 between the hours of 9:00 a.m. and 5:00 p.m. Eastern Time, Monday through Friday and a Reserved Share Program representative will be glad to assist you.

•	What information will the Merrill Lynch Financial Advisor or Registered Representative ask me for?

The Merrill Lynch Financial Advisor or Registered Representative will ask for your social security number, your date of birth, your salary (a regulatory requirement), and your current address, among other information, and the same information for your spouse or other joint account holder, if applicable.

•	If I complete and timely submit the Indication of Interest Form, but a Merrill Lynch Financial Advisor or Registered Representative does not manage to contact me personally prior to the pricing date, will my purchase request be honored?

No. An account can only be established for you after a conversation with a Merrill Lynch Financial Advisor or Registered Representative prior to the pricing of the shares, and the purchase of the shares can only be confirmed for you through a follow-up conversation with a Financial Advisor or Registered Representative after the pricing of the shares. If the Financial Advisor or Registered Representative cannot reach you, your order will be disregarded. If you complete and return the Indication of Interest Form and you have not been contacted by a Merrill Lynch Financial Advisor or Registered Representative by Noon Eastern Time on Friday, ●, 2006 you should contact the Reserved Share Program at 1-866-276-1462 IMMEDIATELY.

•	Will I be able to purchase all of the shares I request on the Indication of Interest Form?

The number of shares you indicate on the Indication of Interest Form is the maximum number of shares you may purchase. If the total number of shares requested by all participants in the Reserved Share Program exceeds the number of shares available for purchase, an allocation will be made in a manner to be determined.

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•	What will the price of the shares be?

The purchase price to you will be the offering price to the public. The expected public offering price is between $● and $● per share, but the actual price may be higher or lower. You will be contacted by your Merrill Lynch Financial Advisor or Registered Representative with the actual price after that price is determined, which is currently expected to occur during the week of ●, 2006.

•	When do I pay for the shares?

The full balance will be due no later than the close of business three business days after the opening trade date (which is typically the day of pricing or the day after pricing). Your Merrill Lynch Financial Advisor or Registered Representative will telephone you as soon as possible after pricing occurs to confirm the number of shares you wish to purchase and the purchase price. You should make your payment immediately after you know the payment amount. You will be mailed a confirmation of your transaction the day after pricing.

•	What forms of payment may I use?

You may pay by personal check, wire transfer, certified check or cashier’s check. If you are purchasing shares through an IRA, cash must be available in your IRA on the close of business three business days after the opening trade date. You should review your method of payment with your Merrill Lynch Financial Advisor or Registered Representative in advance to ensure timely receipt of your payment.

•	What happens if I am not available when my Merrill Lynch Financial Advisor or Registered Representative calls me after pricing?

You will only be able to purchase shares through the Reserved Share Program if you speak to your Merrill Lynch Financial Advisor or Registered Representative after pricing of the offering. If you will not be available at or around the expected pricing date, please make arrangements with your Merrill Lynch Financial Advisor or Registered Representative so that you may be contacted. If your Merrill Lynch Financial Advisor or Registered Representative cannot reach you by 9:00 a.m. Eastern Time on the first day of trading you will lose the opportunity to participate in the Reserved Share Program.

•	If I decide to participate after the ●, 2006 deadline, will I be able to?

No. The deadline is necessary to give Financial Advisors and Registered Representatives enough time to set up accounts before the pricing of the shares. The account must be open by this time so that there is a place to credit the shares at the time of pricing. Please be advised that the ● deadline for returning the forms to Merrill Lynch will be strictly enforced.

•	Can other people, including my relatives and friends, buy shares through the Reserved Share Program?

No, the Reserved Share Program is limited to those persons invited to participate by the Company. No relatives or other persons (other than one member of your immediate family purchasing jointly with you) are eligible to purchase shares.

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•	If I have further questions who should I call?

If you have a question prior to the time you are contacted by a Merrill Lynch Financial Advisor or Registered Representative, please call the Reserved Share Program at 1-866-276-1462 between the hours of 9:00 a.m. and 5:00 p.m. Eastern Time, Monday through Friday. Please have your PIN number available when you call. After that time, please contact your Merrill Lynch Financial Advisor or Registered Representative.

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